Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of defined benefit plans [line items]
2019	$ 165
2020	171
2021	176
2022	184
2023	187
2025 to 2029	1,017
Pension
Disclosure of defined benefit plans [line items]
2019	149
2020	155
2021	159
2022	167
2023	170
2025 to 2029	924
Other post-retirement
Disclosure of defined benefit plans [line items]
2019	16
2020	16
2021	17
2022	17
2023	17
2025 to 2029	$ 93